Financial Instruments Measured At Fair Value (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Fair Value, Inputs, Level 1
Derivative financial instruments:
Total assets	$ 466	$ 718
Derivative financial instruments:
Guarantees	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 1 | Other Investment Companies
Assets
Available-for-sale securities	46	20
Fair Value, Inputs, Level 1 | Other Us And Non Us Government Bonds
Assets
Available-for-sale securities		415
Fair Value, Inputs, Level 1 | US Treasury Bill Securities
Assets
Available-for-sale securities	420	283
Fair Value, Inputs, Level 1 | Commodity Forward Contracts
Derivative financial instruments:
Asset derivatives		0
Derivative financial instruments:
Liability derivatives	0	0
Fair Value, Inputs, Level 1 | Foreign Currency Contracts
Derivative financial instruments:
Asset derivatives		0
Fair Value, Inputs, Level 1 | Cross Currency Swaps
Derivative financial instruments:
Liability derivatives		0
Fair Value, Inputs, Level 2
Derivative financial instruments:
Total assets	0	3
Derivative financial instruments:
Guarantees	0	0
Total liabilities	4	7
Fair Value, Inputs, Level 2 | Other Investment Companies
Assets
Available-for-sale securities	0	0
Fair Value, Inputs, Level 2 | Other Us And Non Us Government Bonds
Assets
Available-for-sale securities		0
Fair Value, Inputs, Level 2 | US Treasury Bill Securities
Assets
Available-for-sale securities	0	0
Fair Value, Inputs, Level 2 | Commodity Forward Contracts
Derivative financial instruments:
Asset derivatives		0
Derivative financial instruments:
Liability derivatives	4	3
Fair Value, Inputs, Level 2 | Foreign Currency Contracts
Derivative financial instruments:
Asset derivatives		3
Fair Value, Inputs, Level 2 | Cross Currency Swaps
Derivative financial instruments:
Liability derivatives		4
Fair Value, Inputs, Level 3
Derivative financial instruments:
Total assets	0	1
Derivative financial instruments:
Guarantees	7	6
Total liabilities	7	9
Fair Value, Inputs, Level 3 | Other Investment Companies
Assets
Available-for-sale securities	0	0
Fair Value, Inputs, Level 3 | Other Us And Non Us Government Bonds
Assets
Available-for-sale securities		0
Fair Value, Inputs, Level 3 | US Treasury Bill Securities
Assets
Available-for-sale securities	0	0
Fair Value, Inputs, Level 3 | Commodity Forward Contracts
Derivative financial instruments:
Asset derivatives		1
Derivative financial instruments:
Liability derivatives	0	3
Fair Value, Inputs, Level 3 | Foreign Currency Contracts
Derivative financial instruments:
Asset derivatives		0
Fair Value, Inputs, Level 3 | Cross Currency Swaps
Derivative financial instruments:
Liability derivatives		0
Estimate of Fair Value
Derivative financial instruments:
Total assets	466	722
Derivative financial instruments:
Guarantees	7	6
Total liabilities	11	16
Estimate of Fair Value | Other Investment Companies
Assets
Available-for-sale securities	46	20
Estimate of Fair Value | Other Us And Non Us Government Bonds
Assets
Available-for-sale securities		415
Estimate of Fair Value | US Treasury Bill Securities
Assets
Available-for-sale securities	420	283
Estimate of Fair Value | Commodity Forward Contracts
Derivative financial instruments:
Asset derivatives		1
Derivative financial instruments:
Liability derivatives	4	6
Estimate of Fair Value | Foreign Currency Contracts
Derivative financial instruments:
Asset derivatives		3
Estimate of Fair Value | Cross Currency Swaps
Derivative financial instruments:
Liability derivatives		$ 4